SUPPLEMENT DATED MAY 3, 2012
TO
PROSPECTUS DATED MAY 1, 2012

WEALTHQUEST III VARIABLE ANNUITY
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

The following changes are made to correct a typographical error in an address:

1.	On the Front Cover, the following is amended to read:

To make Service, Transaction Requests,
 or Additional Purchase Payments, mail to:
American National Insurance Company Processing Center, Variable Contracts
P.O. Box 696893, San Antonio, Texas 78269
Proper Lockbox Payments may also be sent to P. O. Box 4531, Houston, Texas  77210-4531

2.	On Page 61, the following sentence within the “Ways to Make Purchase Payments” section is amended to read:

If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 4531, Houston, Texas 77210-4531.